Long-term Debt - Term Loans (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 23, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Mar. 31, 2019
Debt Instrument [Line Items]
Aggregate principal amount outstanding					$ 1,036,314,000
Secured Debt | First Lien Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 950,000,000.0
Maximum net leverage ratio before change in basis spread on variable rate	435.00%
Required quarterly principal payments					2,400,000
Aggregate principal amount outstanding		$ 581,100,000		$ 581,100,000	$ 947,600,000
Interest rate					5.70%
Secured Debt | First Lien Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.25%			1.75%
Secured Debt | First Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate	3.25%			2.75%
Secured Debt | Second Lien Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 170,000,000.0
Debt Instrument, Repurchase Amount					$ 57,100,000
Aggregate principal amount outstanding					$ 88,700,000
Interest rate					9.50%
Debt exchanged					$ 56,900,000
Loss on extinguishment of debt		2,700,000			200,000
Secured Debt | Second Lien Term Loan | Alternative Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate	6.00%
Secured Debt | Second Lien Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate	7.00%
Secured Debt | First And Second Lien Term Loans
Debt Instrument [Line Items]
Threshold of sale of property or assets that requires loan prepayments	$ 5,000,000.0
Threshold of proceeds received from insurance settlement or new debt agreements that require loan prepayments	5,000,000.0
Debt issuance costs and original issuance discount	$ 15,500,000	10,700,000		$ 10,700,000	14,300,000
Amortization of debt issuance costs and original issuance discount		400,000	$ 200,000	900,000	$ 1,200,000
Secured Debt | First Lien Term Loan, First Rate
Debt Instrument [Line Items]
Aggregate principal amount outstanding		$ 30,000,000.0		$ 30,000,000.0
Interest rate		6.80%		6.80%
Secured Debt | First Lien Term Loan, Second Rate
Debt Instrument [Line Items]
Aggregate principal amount outstanding		$ 551,100,000		$ 551,100,000
Interest rate		4.80%		4.80%